Loans Allowance for Loan Losses and Credit Quality (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Loans, Allowance for Loan Losses and Credit Quality
Accrued interest receivable and deferred net loan costs	$ 32,789	$ 22,051
Modified loans related to covid-19	$ 119,800,000